iShares®

iShares Trust

Supplement dated December 6, 2021 (the “Supplement”)

to the Statement of Additional Information (the “SAI”)

dated March 1, 2021 (as revised October 29, 2021)

for the iShares® iBonds® Dec 2021 Term Muni Bond ETF (IBMJ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective December 6, 2021. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBMJ-1221

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